T. ROWE PRICE Small-Cap Value Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.9%
COMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.0%
Frontier Communications Parent (1) 213,100 4,852
4,852
Media 0.8%
Advantage Solutions (1) 5,533,223 8,743
Advantage Solutions, Warrants, 12/31/26, 11.50% (1) 400,000 50
AMC Networks, Class A (1) 443,200 7,791
Boston Omaha, Class A (1) 1,462,022 34,606
New York Times, Class A  650,800 25,303
Saga Communications, Class A  244,675 5,439
81,932
Total Communication Services 86,784
CONSUMER DISCRETIONARY 9.6%
Automobile Components 1.3%
Dorman Products (1) 616,633 53,191
LCI Industries  333,341 36,624
Strattec Security (1)(2) 347,806 7,912
Visteon (1) 254,746 39,952
137,679
Distributors 0.1%
Pool Corp  29,263 10,021
10,021
Diversified Consumer Services 1.3%
Clear Secure, Class A (3) 835,843 21,874
Strategic Education  1,187,512 106,674
128,548
Hotels, Restaurants & Leisure 1.6%
BJ's Restaurants (1) 844,537 24,610
Deliveroo (GBP) (1) 14,164,351 16,045
Marriott Vacations Worldwide  358,256 48,314
Papa John's International  859,481 64,401
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(4)(5)(6) 1,439,856 5,774
159,144
Household Durables 1.3%
Cavco Industries (1) 88,598 28,151
Meritage Homes  865,390 101,043
129,194

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Leisure Products 0.2%
Peloton Interactive, Class A (1) 1,096,200 12,431
Rad Power Bikes, Class A, Acquisition Date: 1/22/21,
Cost $5,494 (1)(5)(6) 1,138,910 4,863
17,294
Specialty Retail 3.2%
Academy Sports & Outdoors  669,200 43,665
Asbury Automotive Group (1) 157,000 32,970
Caleres  830,600 17,966
Children's Place (1) 429,300 17,279
Farfetch, Class A (1)(3) 2,142,700 10,521
Floor & Decor Holdings, Class A (1) 149,700 14,704
Framebridge, EC, Acquisition Date: 5/19/20, Cost $908 (1)(5)(6) 907,892 409
Group 1 Automotive  156,100 35,344
Hibbett  267,412 15,772
Monro  1,375,466 67,989
Petco Health & Wellness (1) 2,981,037 26,829
Rent the Runway, Class A (1) 2,977,165 8,485
RH (1) 27,800 6,771
Winmark  75,468 24,182
322,886
Textiles, Apparel & Luxury Goods 0.6%
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (1)(5)(6) 3,303,766 11,596
On Holding, Class A (1) 38,409 1,192
Steven Madden  1,449,740 52,191
64,979
Total Consumer Discretionary 969,745
CONSUMER STAPLES 2.8%
Beverages 0.7%
Boston Beer, Class A (1) 14,366 4,722
Coca-Cola Consolidated  116,374 62,269
66,991
Consumer Staples Distribution & Retail 0.1%
Sprouts Farmers Market (1) 206,600 7,237
7,237
Food Products 1.6%
Nomad Foods (1) 3,659,500 68,579
Post Holdings (1) 531,530 47,769
Post Holdings Partnering (1) 895,104 9,139
Simply Good Foods (1) 1,079,181 42,919
168,406

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Household Products 0.4%
Reynolds Consumer Products  1,318,000 36,245
36,245
Total Consumer Staples 278,879
ENERGY 7.1%
Energy Equipment & Services 3.4%
Cactus, Class A  1,134,529 46,777
ChampionX  2,235,562 60,651
Enerflex (CAD)  7,076,829 42,152
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $20,875 (1)(2)(4)(5)(6) 20,874,541 9,393
Expro Group Holdings (1) 2,459,809 45,162
Liberty Energy, Class A  2,484,399 31,825
Ranger Energy Services (1)(2) 2,704,555 27,559
TechnipFMC (1) 6,447,893 88,014
351,533
Oil, Gas & Consumable Fuels 3.7%
Advantage Energy (CAD) (1) 4,275,947 24,710
International Seaways  388,272 16,183
Magnolia Oil & Gas, Class A  4,242,177 92,819
Matador Resources  1,963,451 93,558
Range Resources  437,000 11,567
REX American Resources (1) 311,671 8,911
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $1,314 (1)(5)(6) 435 7,451
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $26,302 (1)(5)(6) 7,197 123,273
378,472
Total Energy 730,005
FINANCIALS 24.2%
Banks 14.3%
BankUnited  2,491,658 56,262
Blue Foundry Bancorp (1) 897,152 8,541
Burke & Herbert Financial Services  354,440 26,051
Coastal Financial (1) 534,616 19,252
Columbia Banking System  3,352,362 71,808
Columbia Financial (1) 774,110 14,151
CRB Group, Acquisition Date: 4/14/22, Cost $3,215 (1)(5)(6) 30,579 2,366
CrossFirst Bankshares (1) 1,746,122 18,299
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,923 (1)(5)(6) 292,336 5,262
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,436 (1)(5)(6) 143,582 2,584

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(5)(6) 43,592 371
East West Bancorp  902,675 50,098
Eastern Bankshares  4,689,826 59,186
Farmers & Merchants Bank of Long Beach  2,471 14,950
FB Financial  1,525,723 47,419
First Bancshares  659,581 17,037
FS Bancorp (2) 602,358 18,077
Glacier Bancorp  63,350 2,661
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (1)(5)(6) 503,404 1,213
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(5)(6) 100,220 16
HarborOne Bancorp  2,727,173 33,271
Home BancShares  3,592,651 77,996
Independent Bank  505,695 33,184
Independent Bank Group  827,312 38,346
John Marshall Bancorp (2) 999,388 21,587
Kearny Financial  2,519,355 20,457
Live Oak Bancshares (2) 2,482,036 60,487
Metropolitan Bank Holding (1)(2) 556,523 18,861
National Bank Holdings, Class A (2) 1,956,565 65,467
Origin Bancorp  903,049 29,033
Pacific Premier Bancorp  1,188,973 28,559
Pinnacle Financial Partners  1,408,834 77,711
Ponce Financial Group (1)(3) 1,771,377 13,905
Popular  1,283,736 73,699
Preferred Bank (2) 720,009 39,464
Provident Bancorp  1,179,907 8,071
Sandy Spring Bancorp  1,044,037 27,124
Southern First Bancshares (1)(2) 454,622 13,957
SouthState  1,373,037 97,843
Texas Capital Bancshares (1) 1,140,138 55,821
Towne Bank  2,233,152 59,513
Veritex Holdings  830,490 15,165
Webster Financial  759,187 29,927
Western Alliance Bancorp  825,707 29,346
WSFS Financial  1,550,728 58,323
1,462,721
Capital Markets 2.3%
AssetMark Financial Holdings (1) 1,517,684 47,731
Hercules Capital (3) 783,970 10,105
Houlihan Lokey  846,723 74,080
Main Street Capital (3) 398,032 15,706
OTC Markets Group, Class A  411,454 23,247

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
StepStone Group, Class A  647,575 15,717
Virtus Investment Partners  268,552 51,130
237,716
Consumer Finance 1.2%
Green Dot, Class A (1) 2,264,798 38,909
NerdWallet, Class A (1) 1,223,978 19,804
PRA Group (1) 738,866 28,786
PROG Holdings (1) 1,336,684 31,800
119,299
Financial Services 2.7%
Conyers Park III Acquisition (1) 1,328,247 14,106
Payoneer Global (1) 2,932,476 18,416
PennyMac Financial Services  1,529,394 91,167
Radian Group  3,890,276 85,975
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(5)(6) 38,630 563
Toast, Class A (1) 315,147 5,594
Voya Financial (3) 227,800 16,279
Walker & Dunlop  619,460 47,184
279,284
Insurance 2.6%
BRP Group, Class A (1)(3) 2,524,858 64,283
Coalition, Acquisition Date: 9/13/21, Cost $357 (1)(5)(6) 21,587 465
Hagerty, Warrants, 12/1/26, 11.50% (1) 257,272 617
James River Group Holdings (2) 2,279,310 47,068
Palomar Holdings (1) 762,686 42,100
ProAssurance  1,348,627 24,923
Ryan Specialty Holdings, Class A (1) 1,130,028 45,472
Selective Insurance Group  232,626 22,176
Skyward Specialty Insurance Group (1) 704,896 15,416
262,520
Mortgage Real Estate Investment Trusts 1.1%
Hannon Armstrong Sustainable Infrastructure Capital, REIT (3) 2,477,519 70,857
PennyMac Mortgage Investment Trust, REIT  3,314,672 40,870
111,727
Total Financials 2,473,267
HEALTH CARE 11.1%
Biotechnology 4.3%
Apellis Pharmaceuticals (1) 541,325 35,706
Ascendis Pharma, ADR (1) 276,700 29,668
Avidity Biosciences (1) 249,880 3,836
Blueprint Medicines (1) 506,232 22,775
Cerevel Therapeutics Holdings (1) 522,065 12,733

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CRISPR Therapeutics (1)(3) 317,100 14,342
Cytokinetics (1) 209,900 7,386
Denali Therapeutics (1) 439,838 10,134
Generation Bio (1) 798,008 3,431
HilleVax (1) 348,562 5,762
Icosavax (1)(3) 1,606,998 9,321
Insmed (1) 1,967,329 33,543
Ionis Pharmaceuticals (1) 907,500 32,434
Karuna Therapeutics (1) 179,930 32,683
Kura Oncology (1) 637,118 7,792
Kymera Therapeutics (1) 936,553 27,750
MacroGenics (1) 1,805,400 12,945
Monte Rosa Therapeutics (1)(3) 582,949 4,541
Morphic Holding (1) 86,000 3,237
MorphoSys, ADR (1) 1,554,500 6,140
Nkarta (1) 1,644,841 5,839
Progenic Pharmaceuticals, CVR (1)(3)(6) 1,146,000 1,319
Prometheus Biosciences (1) 144,142 15,469
Prothena (1) 104,813 5,080
Relay Therapeutics (1) 809,413 13,331
Repare Therapeutics (1)(3) 722,739 7,112
Replimune Group (1) 498,229 8,799
Syndax Pharmaceuticals (1) 596,200 12,592
Tenaya Therapeutics (1) 883,480 2,518
Verve Therapeutics (1) 513,829 7,409
Xencor (1) 1,198,558 33,428
Zentalis Pharmaceuticals (1) 549,285 9,448
438,503
Health Care Equipment & Supplies 2.8%
Atrion  68,517 43,022
Avanos Medical (1) 776,700 23,099
Embecta  1,669,829 46,956
Figs, Class A (1) 4,451,617 27,555
Lantheus Holdings (1) 695,319 57,406
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (1)(5)
(6) 2,631,808 1,263
QuidelOrtho (1) 699,568 62,325
Utah Medical Products (2) 243,855 23,110
284,736
Health Care Providers & Services 3.0%
Agiliti (1) 2,262,363 36,153
Alignment Healthcare (1) 3,209,110 20,410
Capsule, Acquisition Date: 4/7/21, Cost $3,065 (1)(5)(6) 211,518 620
Ensign Group  718,672 68,662
Innovage Holding (1) 3,566,526 28,461

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Option Care Health (1) 854,843 27,158
Pennant Group (1) 1,507,262 21,524
Select Medical Holdings  4,183,834 108,152
311,140
Health Care Technology 0.9%
Certara (1) 796,680 19,208
Multiplan (1)(3) 16,266,109 17,242
Phreesia (1) 1,682,924 54,342
90,792
Life Sciences Tools & Services 0.0%
Seer (1) 904,056 3,490
3,490
Pharmaceuticals 0.1%
Structure Therapeutics, ADR (1) 177,574 4,224
Ventyx Biosciences (1) 77,300 2,590
6,814
Total Health Care 1,135,475
INDUSTRIALS & BUSINESS SERVICES 13.8%
Aerospace & Defense 1.3%
Bombardier, Class B (CAD) (1) 310,100 16,928
Parsons (1) 1,054,760 47,190
Triumph Group (1)(2) 5,542,950 64,243
Triumph Group, Warrants, 12/19/23, 12.35% (1)(2) 1,332,876 660
129,021
Building Products 1.9%
CSW Industrials  361,748 50,258
Insteel Industries  369,758 10,287
JELD-WEN Holding (1) 1,257,517 15,920
UFP Industries  1,188,902 94,482
Zurn Elkay Water Solutions  1,198,135 25,592
196,539
Commercial Services & Supplies 1.6%
Aris Water Solution, Class A (3) 2,292,578 17,859
Brady, Class A  1,219,092 65,502
MSA Safety  259,203 34,603
Tetra Tech  162,941 23,938
UniFirst  142,700 25,148
167,050
Construction & Engineering 0.6%
Valmont Industries  205,716 65,681
65,681

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.3%
Thermon Group Holdings (1) 1,344,307 33,500
33,500
Ground Transportation 0.9%
Convoy, Warrants, 03/15/33, Acquisition Date: 3/24/23,
Cost $— (1)(5)(6) 86,098 —
Landstar System  487,100 87,318
87,318
Machinery 4.1%
Alamo Group  284,700 52,430
Blue Bird (1) 986,061 20,145
CIRCOR International (1)(2) 1,027,366 31,972
Enerpac Tool Group  456,961 11,652
Esab  781,771 46,179
ESCO Technologies  608,287 58,061
Helios Technologies  964,797 63,098
Hydrofarm Holdings Group (1) 537,557 930
RBC Bearings (1) 227,451 52,935
Shyft Group  610,500 13,889
SPX Technologies (1) 955,200 67,418
418,709
Marine Transportation 0.1%
Matson  238,907 14,256
14,256
Passenger Airlines 0.6%
Allegiant Travel (1) 413,707 38,053
Sun Country Airlines Holdings (1) 1,128,011 23,124
61,177
Professional Services 0.6%
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(5)(6) 211,422 1,142
Conduent (1) 6,148,160 21,088
FTI Consulting (1) 200,877 39,643
61,873
Trading Companies & Distributors 1.8%
Air Lease  384,774 15,148
Beacon Roofing Supply (1) 1,337,445 78,709
Herc Holdings  166,110 18,920
McGrath RentCorp  502,101 46,851
Rush Enterprises, Class A  465,642 25,424
Xometry, Class A (1) 186,411 2,791
187,843
Total Industrials & Business Services 1,422,967

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 5.2%
Communications Equipment 0.0%
Viavi Solutions (1) 476,300 5,158
5,158
Electronic Equipment, Instruments & Components 3.1%
Belden  1,027,066 89,118
Knowles (1) 1,621,300 27,562
Littelfuse  387,134 103,787
Mirion Technologies (1) 3,578,924 30,564
Vontier  2,575,200 70,406
321,437
IT Services 0.0%
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,039 (1)(5)(6) 135,360 2,412
2,412
Semiconductors & Semiconductor Equipment 1.1%
Entegris  190,618 15,633
Lattice Semiconductor (1) 408,757 39,036
MACOM Technology Solutions Holdings (1) 165,700 11,738
MaxLinear (1) 561,237 19,761
Onto Innovation (1) 344,801 30,301
116,469
Software 1.0%
Apiture, Acquisition Date: 7/1/20 - 6/30/22, Cost $8,333 (1)(5)(6) 523,101 8,693
DoubleVerify Holdings (1) 857,095 25,841
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,473 (1)(5)(6) 559,515 10,536
nCino (1) 658,574 16,320
Paycor HCM (1)(3) 879,465 23,323
Socure, Acquisition Date: 12/22/21, Cost $2,410 (1)(5)(6) 149,990 1,122
Workiva (1) 162,436 16,635
102,470
Total Information Technology 547,946
MATERIALS 4.8%
Chemicals 2.2%
AgroFresh Solutions (1)(2) 5,094,900 15,285
Element Solutions  3,173,200 61,274
Hawkins  630,786 27,616
Orion Engineered Carbons  2,089,991 54,528
Quaker Chemical  320,000 63,344
222,047

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging 0.4%
Myers Industries  1,734,089 37,162
37,162
Metals & Mining 1.8%
Carpenter Technology  679,065 30,395
Constellium (1) 4,813,585 73,551
Reliance Steel & Aluminum  312,665 80,274
184,220
Paper & Forest Products 0.4%
Clearwater Paper (1)(2) 1,274,579 42,596
West Fraser Timber (CAD)  13,010 928
43,524
Total Materials 486,953
REAL ESTATE 10.2%
Diversified Real Estate Investment Trusts 0.6%
Essential Properties Realty Trust, REIT  2,305,323 57,287
57,287
Hotel & Resort Real Estate Investment Trusts 1.0%
Apple Hospitality, REIT  3,323,006 51,573
Pebblebrook Hotel Trust, REIT (3) 3,321,800 46,638
98,211
Industrial Real Estate Investment Trusts 2.0%
EastGroup Properties, REIT  466,000 77,039
Terreno Realty, REIT  1,941,600 125,427
202,466
Office Real Estate Investment Trusts 0.8%
IQHQ, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130 (1)(5)(6) 866,287 24,256
JBG SMITH Properties, REIT  3,889,242 58,572
82,828
Real Estate Management & Development 2.3%
DigitalBridge Group  2,044,700 24,516
FirstService (3) 478,100 67,407
Opendoor Technologies, Class A (1) 6,777,097 11,928
St. Joe  1,827,568 76,045
Tricon Residential  6,605,297 51,191
231,087
Residential Real Estate Investment Trusts 0.8%
Apartment Investment & Management, Class A, REIT  1,941,965 14,934
Elme Communities, REIT  1,751,800 31,287
NexPoint Residential Trust, REIT  487,900 21,307

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UMH Properties, REIT  643,700 9,520
77,048
Residential Reits 0.3%
BRT Apartments, REIT  215,500 4,250
Independence Realty Trust, REIT  1,592,800 25,532
29,782
Retail Real Estate Investment Trusts 0.5%
Saul Centers, REIT (2) 1,326,506 51,734
51,734
Retail Reits 0.2%
NETSTREIT, REIT  1,008,100 18,428
18,428
Specialized Real Estate Investment Trusts 1.7%
CubeSmart, REIT  1,597,600 73,841
iStar, REIT (3) 1,462,250 42,946
PotlatchDeltic, REIT  1,125,746 55,725
172,512
Total Real Estate 1,021,383
UTILITIES 5.3%
Electric Utilities 2.6%
IDACORP  1,157,700 125,414
MGE Energy  1,244,037 96,624
PNM Resources  877,175 42,701
264,739
Gas Utilities 1.3%
Chesapeake Utilities  394,463 50,487
ONE Gas  910,982 72,177
RGC Resources (2) 563,662 13,072
135,736
Multi-Utilities 0.7%
NorthWestern  1,228,884 71,103
71,103
Water Utilities 0.7%
Artesian Resources, Class A  288,604 15,977
California Water Service Group  741,839 43,175
Middlesex Water  110,259 8,614
67,766
Total Utilities 539,344
Total Common Stocks (Cost $7,379,282) 9,692,748

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23,
Cost $597 (1)(5)(6) 597,290 597
Total Convertible Bonds (Cost $597) 597
CONVERTIBLE PREFERRED STOCKS 4.0%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.3%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $17,572 (1)(5)(6) 695,708 22,276
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $14,389 (1)
(5)(6) 382,387 12,244
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)(4)
(5)(6) 282,711 1,134
35,654
Leisure Products 0.1%
Rad Power Bikes, Series C, Acquisition Date: 1/22/21,
Cost $5,494 (1)(5)(6) 1,138,910 4,863
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $10,332 (1)(5)(6) 1,078,119 4,604
9,467
Specialty Retail 0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (1)(5)(6) 2,127,647 3,915
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)(5)(6) 406,249 3,465
7,380
Total Consumer Discretionary 52,501
CONSUMER STAPLES 0.5%
Food Products 0.5%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(5)(6) 841,026 42,076
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(5)(6) 144,247 7,217
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(5)(6) 26,661 1,334
Total Consumer Staples 50,627
FINANCIALS 0.5%
Banks 0.1%
CRB Group, Acquisition Date: 1/28/22, Cost $11,470 (1)(5)(6) 109,095 8,439
8,439

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Financial Services 0.1%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(5)(6) 445,224 6,487
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(5)(6) 335,107 4,882
11,369
Insurance 0.3%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (1)(5)
(6) 1,296,510 27,920
27,920
Total Financials 47,728
HEALTH CARE 0.8%
Biotechnology 0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (1)(5)(6) 331,043 1,854
1,854
Health Care Providers & Services 0.2%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065 (1)(5)
(6) 211,518 620
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (1)(5)(6) 3,729,550 8,578
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (1)(5)(6) 3,272,913 7,528
16,726
Life Sciences Tools & Services 0.6%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917 (1)(5)(6) 1,011,567 11,917
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(5)(6) 472,388 28,688
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,636 (1)(5)(6) 307,043 18,647
59,252
Total Health Care 77,832
INDUSTRIALS & BUSINESS SERVICES 0.7%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $14,587 (1)(5)(6) 323,903 10,401
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (1)(5)
(6) 2,622,728 13,192
23,593
Electrical Equipment 0.4%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $12,776 (1)
(5)(6) 613,518 8,166

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tonian Holdings, Series A, Non-Voting Shares, Acquisition Date:
1/15/21 - 7/20/21, Cost $8,392 (1)(2)(5)(6) 8,531,194 10,238
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325 (1)(2)(5)(6) 15,050,275 18,060
36,464
Ground Transportation 0.1%
Convoy, Series D, Acquisition Date: 10/30/19, Cost $19,800 (1)(5)
(6) 1,462,353 7,575
7,575
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(5)(6) 889,080 4,801
4,801
Total Industrials & Business Services 72,433
INFORMATION TECHNOLOGY 0.7%
IT Services 0.1%
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $684 (1)(5)(6) 30,470 543
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $68 (1)(5)(6) 3,030 54
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $74 (1)(5)(6) 3,310 59
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $8,658 (1)(5)(6) 385,620 6,872
7,528
Software 0.6%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,746 (1)(5)(6) 129,187 2,433
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259 (1)(5)(6) 241,168 4,541
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)(5)(6) 711,894 13,405
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227 (1)(5)(6) 542,859 10,222
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $13,430 (1)
(5)(6) 1,214,930 753
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(5)(6) 857,551 11,903
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458 (1)(5)(6) 309,802 4,300
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(5)(6) 1,881,753 9,183
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,929 (1)(5)
(6) 182,290 1,363
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,404 (1)
(5)(6) 149,613 1,119
Socure, Series B, Acquisition Date: 12/22/21, Cost $43 (1)(5)(6) 2,706 20
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,572 (1)(5)(6) 346,775 2,594
61,836

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Total Information Technology 69,364
MATERIALS 0.3%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)(5)
(6) 275,749 8,595
8,595
Metals & Mining 0.2%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (1)(5)(6) 522,347 22,347
22,347
Total Materials 30,942
Total Convertible Preferred Stocks (Cost $402,164) 401,427
PREFERRED STOCKS 0.0%
ENERGY 0.0%
Energy Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 11/30/22,
Cost $144 (1)(2)(5)(6) 143,910 144
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21 -
9/29/21, Cost $1,287 (1)(2)(4)(5)(6) 1,286,870 1,364
Total Energy 1,508
Total Preferred Stocks (Cost $1,431) 1,508
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.82% (2)(7) 127,266,975 127,267
Total Short-Term Investments (Cost $127,267) 127,267

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.82% (2)(7) 18,849,222 18,849
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 18,849
Total Securities Lending Collateral (Cost $18,849) 18,849
Total Investments in Securities 100.3%
(Cost $7,929,590) $ 10,242,396
Other Assets Less Liabilities (0.3)% (26,117)
Net Assets 100.0% $ 10,216,279
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) All or a portion of this security is on loan at March 31, 2023.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$629,175 and represents 6.2% of net assets.
(6) Level 3 in fair value hierarchy.
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
AgroFresh Solutions  $ 4 $ 201 $ —
Boston Omaha, Class A  348 (4,502) —
CIRCOR International  (5,344) 14,419 —
Clearwater Paper  64 (5,304) —
Energy Reservoir Holdings, Class A-1  — (1) —
Energy Reservoir Holdings, Class A-3  — — —
Energy Reservoir Holdings, Class A-3  — — —
FS Bancorp  28 (2,109) 151
James River Group Holdings  6 (178) 439
John Marshall Bancorp  25 (7,208) —
Live Oak Bancshares  91 (14,549) 74
Metropolitan Bank Holding  2 (12,222) —
Myers Industries  1,164 (2,088) 234
National Bank Holdings, Class A  97 (16,631) 475
Preferred Bank  97 (14,364) 397
Ranger Energy Services  22 (2,239) —
RGC Resources  (51) 715 113
Saul Centers, REIT  52 (942) 3,122
Southern First Bancshares  17 (6,862) —
Strategic Education  (105) 14,148 713
Strattec Security  1 764 —
Tonian Holdings, Series A, Non-Voting Shares  — 1 —
Tonian Holdings, Series A, Voting Shares  — — —
Triumph Group  (31) 5,965 —
Triumph Group, Warrants, 12/19/23, 12.35%  170 (456) —
Utah Medical Products  28 (1,394) 72
T. Rowe Price Government Reserve Fund, 4.82% — — 2,289++
Affiliates not held at period end (52,203) 67,031 —
Totals $ (55,518)# $ 12,195 $ 8,079+

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
AgroFresh Solutions  $ 15,110 $ — $ 26 $ 15,285
American Public Education  13,349 — 26,556 —
Boston Omaha, Class A  46,970 — 7,862 *
CIRCOR International  39,650 — 22,097 31,972
Clearwater Paper  38,800 9,112 12 42,596
Energy Reservoir Holdings,
Class A-1  9,394 — — 9,393
Energy Reservoir Holdings,
Class A-3  1,364 — — 1,364
Energy Reservoir Holdings,
Class A-3  144 — — 144
FS Bancorp  19,136 1,067 17 18,077
Horizon Global  1,255 — 23,858 —
James River Group Holdings  47,754 — 508 47,068
John Marshall Bancorp  28,820 — 25 21,587
Live Oak Bancshares  75,105 — 69 60,487
LL Flooring Holdings  12,969 — 38,766 —
Metropolitan Bank Holding  * 7,020 52 18,861
Myers Industries  45,660 — 6,410 *
National Bank Holdings, Class
A  80,117 2,050 69 65,467
Preferred Bank  53,839 — 11 39,464
Ranger Energy Services  29,835 — 37 27,559
RGC Resources  12,676 — 319 13,072
Saul Centers, REIT  54,068 — 1,392 51,734
Southern First Bancshares  20,845 — 26 13,957
Strategic Education  95,042 1,110 3,626 *
Strattec Security  7,164 — 16 7,912
Tonian Holdings, Series A, Non-
Voting Shares  10,237 — — 10,238
Tonian Holdings, Series A,
Voting Shares  18,060 — — 18,060
Triumph Group  58,424 — 146 64,243
Triumph Group, Warrants,
12/19/23, 12.35%  1,116 — — 660
U.S. Xpress Enterprises, Class
A  3,467 — 8,891 —
Utah Medical Products  24,250 271 17 23,110

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of these Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 267,249  ¤  ¤ $ 146,116
Total $ 748,426^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8,079 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $778,488.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Small-Cap Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Small-Cap Value Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2023, totaled $(6,026,000) for the period ended
March 31, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,364,356 $ 101,430 $ 226,962 $ 9,692,748
Convertible Bonds — — 597 597
Convertible Preferred Stocks — — 401,427 401,427
Preferred Stocks — — 1,508 1,508
Short-Term Investments 127,267 — — 127,267
Securities Lending Collateral 18,849 — — 18,849
Total $ 9,510,472 $ 101,430 $ 630,494 $ 10,242,396
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 212,364 $ 17,664 $ — $ (3,066) $ 226,962
Convertible Bonds — — 597 — 597
Convertible Preferred Stocks 422,052 (23,690) 3,065 — 401,427
Preferred Stocks 1,508 — — — 1,508
Total $ 635,924 $ (6,026) $ 3,662 $ (3,066) $ 630,494

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 226,962 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Expected
present value
Discount rate
for cost of
equity
11% 11% Decrease
Discount
for lack of
collectability
50% 50% Decrease
Timing of
events
2.08 yrs 2.08 yrs Decrease
Market
comparable
Enterprise
value to sales
multiple
1.3x
– 14.3x
4.3x Increase
Sales growth
rate
0%
– 168%
25% Increase
Enterprise
value to gross
profit multiple
3.8x
– 18.4x
7.8x Increase
Gross profit
growth rate
11%
– 50%
23% Increase
Enterprise
value to
EBITDA
multiple
7.5x
– 16.5x
9.3x Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
EBITDA
growth rate
(47%) (47%) Increase
Projected
enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Price to
tangible book
value multiple
0.8x
- 0.9x
0.9x Increase
Tangible book
value growth
rate
14% 14% Increase
Price-to-
earnings
multiple
8.4x
- 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
- 85%
43% Increase
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 34%
– 39%
34% Increase
Convertible
Bonds
$ 597 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 401,427 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
0.8x
– 14.3x
4.1x Increase
Sales growth
rate
0%
– 172%
40% Increase
Enterprise
value to gross
profit multiple
1.9x
– 18.4x
9.6x Increase
Gross profit
growth rate
8%
– 57%
35% Increase
Enterprise
value to
EBITDA
multiple
7.5x
– 23.3x
16.6x Increase
EBITDA
growth rate
65%
– 93%
87% Increase
Enterprise
value to gross
merchandise
value multiple
0.5x
– 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
30% 30% Increase
Projected
enterprise
value to sales
multiple
0.8x
– 5.1x
3.5x Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x
– 15.1x
10.2x Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Price-to-
earnings
multiple
8.4x
- 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
- 85%
43% Increase
Discount rate
for cost of
capital
20%
- 40%
29% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
Discount
for lack of
collectability
100% 100% Decrease
Discounted
cash flow
Long-term
free cash flow
margin
27% 27% Increase
Long-term
free cash flow
growth rate
3% 3% Increase
Discount rate
for cost of
capital
25% 25% Decrease
Preferred
Stocks
$ 1,508 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE Small-Cap Value Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F46-054Q1 03/23